8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Income Tax Expense (Benefit)
(Dollars in thousands)
	2013	2012	2011
Current	$1,345	1,800	2,141
Deferred	534	(213)	(678)
Total	$1,879	1,587	1,463

Schedule of Effective Income Tax Rate Reconciliation
(Dollars in thousands)
	2013	2012	2011
Pre-tax income at statutory rate (34%)	$2,914	2,509	2,251
Differences:
Tax exempt interest income	(1,481)	(1,168)	(1,052)
Nondeductible interest and other expense	141	52	62
Cash surrender value of life insurance	(147)	(149)	(101)
State taxes, net of federal benefits	428	324	233
Nondeductible capital losses	-	-	49
Other, net	24	19	21
Total	$1,879	1,587	1,463

Schedule of Deferred Tax Assets and Liabilities
(Dollars in thousands)
	2013	2012
Deferred tax assets:
Allowance for loan losses	$5,205	5,560
Accrued retirement expense	1,489	1,409
Other real estate	218	628
Other	413	362
Unrealized loss on available for sale securities	747	-
Total gross deferred tax assets	8,072	7,959

Deferred tax liabilities:
Deferred loan fees	581	794
Premises and equipment	530	417
Unrealized gain on available for sale securities	-	3,581
Total gross deferred tax liabilities	1,111	4,792
Net deferred tax asset	$6,961	3,167